CONVERTIBLE NOTES (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Aug. 31, 2024 USD ($) $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
CONVERTIBLE NOTES
Repayment of outstanding balance			$ 230,000
Long-term borrowings			6,010,269
Carrying value of convertible notes				$ 228,917
Convertible Debt
CONVERTIBLE NOTES
Convertible notes			195,313	228,917
Unamortized issuance costs			4,687	1,083
Amortization of financing costs			2,057	1,493
Interest expense			11,629	5,750
Interest not paid recorded in other payables			$ 0	$ 1,438
Convertible Notes Due 2029
CONVERTIBLE NOTES
Aggregate principal amount		$ 200,000
Interest rate (as a percent)		6.00%
Conversion rate		54.9451
Denomination of the principal amount of debt that is used in conversion		$ 1,000
Conversion price (in dollars per share) | $ / shares		$ 18.2
Effective interest rate (as a percent)			7.41%
Convertible Notes Due 2025
CONVERTIBLE NOTES
Repayment of outstanding balance	$ 230,000
Interest rate (as a percent)	2.50%
Effective interest rate (as a percent)			3.18%